Non-redeemable Preferred Stock, Common Stock and Other Stockholders' Equity	12 Months Ended
Dec. 31, 2012
Series D Redeemable Convertible Preferred Stock and Warrants and Non-redeemable Preferred Stock, Common Stock and Other Stockholders' Equity [Abstract]
Non-redeemable Preferred Stock, Common Stock and Other Stockholders Equity

7. Non-redeemable Preferred Stock, Common Stock and Other Stockholders’ Equity

(a) Common Stock

Pursuant to the terms of a unit purchase agreement dated as of May 5, 1998, the Company issued and sold a total of 1,199,684 shares of common stock (the Put Shares) at a price of $16.00 per share. Under the terms of the unit purchase agreement, the initial purchasers (the Put Holders) of the Put Shares have the right (the Put Right) to require the Company to repurchase the Put Shares. The Put Right may not be exercised by any Put Holder unless: 1) the Company liquidates, dissolves or winds up its affairs pursuant to applicable bankruptcy law, whether voluntarily or involuntarily; 2) all of the Company’s indebtedness and obligations, including without limitation the indebtedness under the Company’s then outstanding notes, has been paid in full; and 3) all rights of the holders of any series or class of capital stock ranking prior and senior to the common stock with respect to liquidation, including without limitation the Series A convertible preferred stock, have been satisfied in full. The Company may terminate the Put Right upon written notice to the Put Holders if the closing sales price of its common stock exceeds $32.00 per share for the twenty consecutive trading days prior to the date of notice of termination. Because the Put Right is not transferable, in the event that a Put Holder has transferred Put Shares since May 5, 1998, the Put Right with respect to those shares has terminated. As a consequence of the Put Right, in the event the Company is liquidated, holders of shares of common stock that do not have Put Rights with respect to such shares may receive smaller distributions per share upon the liquidation than if there were no Put Rights outstanding.

As of December 31, 2012, the Company has repurchased or received documentation of the transfer of 399,950 Put Shares and 35,780 of the Put Shares continued to be held in the name of Put Holders. The Company cannot determine at this time what portion of the Put Rights of the remaining 763,954 Put Shares have terminated.

(b) Warrants

The Company has the following warrants outstanding and exercisable for the purchase of common stock at December 31, 2012:

Expiration Date	Shares	Weighted Average Exercise Price Per share
August 5, 2015	1,628,402	$3.71

November 4, 2016	2,810,650	1.46
November 9, 2017	8,484,840	0.70

Total	12,923,892	1.24

See note 6(b).

(c) Stock Options

Under the 2008 Stock Incentive Plan, the Company may grant options to purchase common stock, stock appreciation rights, restricted stock awards and other forms of stock-based compensation. Stock options generally vest over three to four years, and expire no later than 10 years from the date of grant. A total of 3,700,000 shares of common stock may be issued pursuant to awards granted under the plan subject to reduction in the event that there are any “full-value awards,” as defined in the plan. The maximum number of shares of common stock with respect to which awards may be granted to any participant under the plan is 500,000 per calendar year. The Compensation Committee of the Board of Directors has the authority to select the employees to whom options are granted and determine the terms of each option, including (i) the number of shares of common stock subject to the option; (ii) when the option becomes exercisable; (iii) the option exercise price, which must be at least 100% (110% in the case of incentive stock options granted to those holding 10% or more of the voting power of the Company) of the fair market value of the common stock as of the date of grant and (iv) the duration of the option, which may not exceed 10 years. Stock options may not be re-priced without shareholder approval. Discretionary awards to non-employee directors are granted and administered by a committee comprised of independent directors. As of December 31, 2012, options to purchase a total of 3,880,054 shares of common stock were outstanding under the 2008 Stock Incentive Plan. As of December 31, 2012, 2,098,208 shares of common stock remain available for grant under the 2008 Stock Incentive Plan.

The Company is no longer granting stock options or other awards pursuant to the share-based compensation plans that were utilized prior to the approval of the 2008 Stock Incentive Plan. Under these earlier plans, stock options generally vested over three to four years, and expired no later than 10 years from the date of grant. As of December 31, 2012, options to purchase a total of 1,775,458 shares of common stock were outstanding under these plans.

The following table summarizes information related to the outstanding and exercisable options during 2012 (in thousands, except per share amounts and years):

	Stock Options	Weighted-Average Exercise Price	Weighted-Average Remaining Contractual Life (in years)	Aggregate Intrinsic Value
Outstanding at December 31, 2011	5,943	$4.96
Granted	188	0.92
Exercised	—	—
Forfeited	(355)	1.93
Expired	(120)	7.77

Outstanding at December 31, 2012	5,656	4.96	6.55	$6

Exercisable at December 31, 2012	4,187	5.94	5.89	—
Total exercisable or expected to vest	5,589	4.99	6.53	6

(d) Employee Stock Purchase Plan

The Company’s 1995 Employee Stock Purchase Plan (the Stock Purchase Plan), as amended, provides for the issuance of up to 500,000 shares of common stock to participating employees of the Company or its subsidiaries. Participation is limited to employees that would not own 5% or more of the total combined voting power or value of the stock of the Company after the grant.

Under the Stock Purchase Plan, on the first day of a designated payroll deduction period, the “Offering Period,” the Company will grant to each eligible employee who has elected to participate in the Stock Purchase Plan an option to purchase shares of common stock as follows: the employee may authorize an amount, a whole percentage from 1% to 10% of such employee’s regular pay, to be deducted by the Company from such pay during the Offering Period. On the last day of the Offering Period, the employee is deemed to have exercised the option, at the option exercise price, to the extent of accumulated payroll deductions. Under the terms of the Stock Purchase Plan, the option price is an amount equal to 85% of the fair market value per share of the common stock on either the first day or the last day of the Offering Period, whichever is lower. In no event may an employee purchase in any one Offering Period a number of shares that is more than 15% of the employee’s annualized base pay divided by 85% of the market value of a share of common stock on the commencement date of the Offering Period. The Compensation Committee may, in its discretion, choose an Offering Period of 12 months or less for each of the Offerings and choose a different Offering Period for each Offering.

Offering periods are three months in duration and commence on March 1, June 1, September 1, and December 1. In 2012, 2011, and 2010, the Company issued 4,746, 26,155, and 43,496 shares of common stock, respectively, under the Stock Purchase Plan.

(e) Preferred Stock

The Restated Certificate of Incorporation of the Company permits its Board of Directors to issue up to 5,000,000 shares of preferred stock, par value $0.01 per share, in one or more series, to designate the number of shares constituting such series, and fix by resolution, the powers, privileges, preferences and relative, optional or special rights thereof, including liquidation preferences and dividends, and conversion and redemption rights of each such series. The Company has designated 1,500,000 shares as Series A convertible preferred stock, 1,124,260 shares of Series D redeemable convertible preferred stock (see Note 6) and 424,242 shares of Series E convertible preferred stock (see Note 7(g)). As of December 31, 2012 and 2011, there were 655 shares of Series A convertible preferred stock outstanding.

(f) Series A Convertible Preferred Stock

The dividends on the Series A convertible preferred stock are payable semi-annually in arrears at the rate of 1% per annum, at the election of the Company, either in cash or additional duly designated, fully paid and nonassessable shares of Series A preferred stock. The Company paid dividends in stock until 2004 when it elected to pay further dividends in cash. In the event of liquidation, dissolution or winding up of the Company, after payment of debts and other liabilities of the Company, the holders of the Series A convertible preferred stock then outstanding will be entitled to a distribution of $1 per share out of any assets available to shareholders. The Series A preferred stock is non-voting. All remaining shares of Series A preferred stock rank as to payment upon the occurrence of any liquidation event senior to the common stock. Shares of Series A preferred stock are convertible, in whole or in part, at the option of the holder into fully paid and nonassessable shares of common stock at $34.00 per share, subject to adjustment.

(g) Series E Convertible Preferred Stock

The Series E convertible preferred stock was issued in connection with the Company’s November 9, 2012 financing discussed in Note 13. On November 9, 2012, the board of directors of the Company designated 424,242 shares as Series E preferred stock, having the rights and preferences set forth in the Certificate of Designations, Preferences and Rights of Series E preferred stock (Series E Certificate of Designations) as summarized below.

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Dividends — The holders of Series E preferred stock are entitled to receive cash dividends payable quarterly in arrears at the Initial Dividend Rate (as defined below) with the first payment date being March 31, 2013. The Company has agreed that, at its 2013 annual meeting of stockholders it will propose an amendment to the Series D Certificate of Designations to, among other things, modify the terms of the Series D preferred stock that require payment of dividends to Series D preferred stockholders upon payment of dividends to Series E stockholders. If the stockholders of the Company approve the amendment to Series D Certificate of Designations, the dividend rate with respect to the Series E preferred dividends will increase from the Initial Dividend Rate to the rate of 8% per annum. The Initial Dividend Rate is also subject to increase to 8% per annum in the event that, as of any Series E preferred dividend payment date, there are no shares of Series D preferred stock outstanding. In the event that the amendment to Series D Certificate of Designations is submitted to the stockholders of the Company and it is not approved, then the holders of the Series E preferred stock will no longer be entitled to any Series E preferred dividends. The Company will not submit the amendment to Series D Certificate of Designations to the stockholders for approval if there are no shares of Series D preferred stock then outstanding. The term “Initial Dividend Rate” means 4.6% per annum or such other percentage per annum as may be approved by the Company and by the holders of at least a majority of the then outstanding shares of Series E preferred stock.

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Liquidation and Other Events — In the event of a liquidation, dissolution or winding up of the Company (other than a Sale of the Corporation as defined in the Series E Certificate of Designations), whether voluntary or involuntary, after payment or provision for payment of debts and other liabilities of the Company, the holders of the Series E preferred stock then outstanding will be entitled to be paid out of the assets of the Company available for distribution to its stockholders an amount equal to the greater of (a) the original per share purchase price of the Series E preferred stock ($14.00 per share) plus all accrued or declared but unpaid dividends thereon and (b) the amount that the holder of Series E preferred stock would be entitled to receive with respect to each share of Series E preferred stock pursuant to such liquidation if all of the outstanding shares of Series E preferred stock had been converted into common stock as of the date immediately prior to the date fixed for determination of stockholders entitled to receive a distribution in such liquidation. Such amount will be paid before any cash distribution may be made or any other assets distributed in respect of the holders of common stock, Series A convertible preferred stock, Series D preferred stock or any other class of capital stock of the Company ranking junior to the Series E preferred stock as to liquidation. In the event of a sale of the corporation, after payment to the holders of the Series A preferred stock, Series D preferred stock and any other class of capital stock of the Company ranking senior to the Series E preferred stock, the remaining assets of the Company available for distribution to its stockholders will be distributed among the holders of shares of Series E preferred stock and common stock on a pro rata (and as converted to common stock) basis based on the number of shares held by each such holder.

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Voting — Unless and until the stockholders of the Company approve the Nasdaq Proposal, the Series E preferred stock will have no voting rights. Subject to and effective upon the date that the stockholders of the Company approve the Nasdaq Proposal, each holder of outstanding shares of Series E preferred stock will be entitled to cast a number of votes equal to the lesser of (a) the number of whole shares of common stock into which the shares of Series E preferred stock held by such holder are convertible and (b) the product of the Voting Adjustment Percentage, as defined in the Series E Certificate of Designations, multiplied by the number of whole shares of common stock into which the shares of Series E preferred stock held by such holder are convertible. The intent of the Voting Adjustment Percentage is to provide that the maximum aggregate voting power that the holders of Series E preferred stock and their affiliates may hold does not exceed 35% of the total outstanding voting power of the Company at any time. The Voting Adjustment Percentage does not modify the provisions set forth in the Series E Purchase Agreement that require the Series E purchasers and their affiliates to vote any shares held by them in excess of the number of shares equal to 19.99% or 25%, as applicable, of the outstanding common stock (including shares of common stock issuable upon conversion or exercise of securities that are convertible into or exercisable for shares of common stock held by the Series E purchasers and their affiliates) in the same manner and percentage as the holders of the common stock (other than the Series E purchasers and their affiliates) vote on such matter.

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Protective Provisions — For so long as at least 84,849 shares of Series E preferred stock, subject to adjustment, remain outstanding, the Company has agreed that it will not, directly or indirectly, (a) amend the Certificate of Incorporation or bylaws of the Company in a manner that adversely and uniquely affects the Series E preferred stock, (b) except as expressly permitted by the Series E Certificate of Designations, purchase or redeem or pay or declare any dividend or make any distribution on, any shares of capital stock of the Company, or (c) recapitalize or reclassify any of the common stock, without in each case the written consent or affirmative vote of the holders of at least 51% of the then outstanding shares of Series E preferred stock.

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Conversion — Each share of Series E preferred stock is convertible, at the option of the holder thereof, at any time and from time to time, and without the payment of additional consideration by the holder thereof, into such number of fully paid and nonassessable shares of common stock as is determined by dividing the Series E preferred stock original issue price by the Series E preferred stock conversion price in effect at the time of conversion. The Series E preferred stock conversion price is initially equal to $0.70 and the Series E preferred stock issue price is initially equal to the $14.00 original purchase price of the Series E preferred stock. Accordingly, each share of Series E preferred stock is initially convertible at the option of the holder into 20 fully paid and nonassessable shares of the common stock. No holder may convert its shares to the extent such conversion would result in the holder and its affiliates beneficially owning more than 19.99% of the outstanding common stock or outstanding voting power of the Company (including shares of common stock issuable upon conversion of the Series E preferred stock), unless the stockholders of the Company approve the Nasdaq Proposal, in which case, the 19.99% limitation will be increased, with respect to any holder of Series E preferred stock, to 35%. The initial Series E preferred stock conversion price, and the rate at which shares of Series E preferred stock may be converted into shares of common stock, are subject to adjustment for stock dividends, stock splits and other similar events, as provided in the Series E Certificate of Designations.

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Redemption by Company — After the later of November 9, 2014 and the date that no shares of Series D preferred stock remain outstanding, the Company may redeem all or a portion of the Series E preferred stock for a cash payment equal to the original Series E preferred stock issue price per share plus any accrued or declared but unpaid dividends thereon following notice to the holders of the Series E preferred stock if the closing price of the common stock for 20 or more trading days in a period of 30 consecutive trading days is greater than or equal to 400% of the Series E preferred stock conversion price. The Company may not redeem any shares of Series E preferred stock from a holder that cannot convert such shares of Series E preferred stock into common stock as a result of the beneficial ownership limitations described above under “Conversion.” In such event, the Company may redeem such nonredeemable shares pursuant to alternative redemption provisions set forth in the Series E Certificate of Designations following notice to the holders of the nonredeemable shares, for a cash payment equal to the greater of the 20 consecutive trading day average closing price per share of the common stock ending on the trading day immediately prior to redemption date plus any dividends accrued or declared but unpaid thereon and the Series E conversion price plus any dividends accrued or declared but unpaid thereon.

The Series E preferred stock was first considered under ASC 480 and it was determined that it was not mandatorily redeemable. The Company identified the following three embedded features within the Series E preferred stock: (1) optional conversion by the holder; (2) optional redemption by the company; and (3) an alternative redemption by the company. The Series E preferred stock was determined to be an equity host. The optional conversion by the holder was assessed to be clearly and closely related to the Series E preferred stock and thus not subject to bifurcation under ASC 815. The optional redemption by the company and the alternative redemption by the company were both indexed to the Company’s own stock and met the criteria for equity classification under ASC 815-40 and thus were not required to be bifurcated. The Series E preferred stock is redeemable only at the Company’s option. In addition, the Series E preferred stock only has preferences in the event of a final liquidation or termination of the Company. In the event of a deemed liquidation, the Series E preferred stock has no preferences and ranks together with the common stockholders. Thus, the Series E preferred stock is not within the scope of ASC 480-10-S99 and will be classified in stockholders’ equity.

The Series E preferred stock was issued together with warrants to purchase 8,484,840 shares of common stock (the Series E warrants). Since the Series E preferred stock and the Series E warrants were classified in stockholders’ equity, the gross proceeds from the financing were allocated between the Series E preferred stock and the Series E warrants based on their relative fair values at the time of the November 9, 2012 Series E financing. The fair value of the Series E warrants was computed using the Black Scholes Model and was determined to be $2,949,000. The $2,322,000 prorated value of the Series E warrants was recorded as additional paid-in capital.

The Series E preferred stock was then considered under ASC 470-20 to determine if a BCF existed. As of the transaction date, a BCF of $1,262,000 was computed using the initial stated conversion rate. Since the conversion feature is immediately exercisable, the $1,262,000 BCF was accreted immediately to preferred dividends.

The following is a summary of the changes in the Series E preferred stock during 2012 (in thousands):

Gross proceeds from November 9, 2012 Series E financing (including $1,061 paid for the warrants)	$7,000
Less — allocation of proceeds to:
fair value allocated to warrants	(2,322)
beneficial conversion feature	(1,262)
transaction costs	(977)

Net proceeds allocated to Series E preferred stock	2,439
Accretion of beneficial conversion feature	1,262

Carrying Value of Series E preferred stock — November 9, 2012	$3,701

Carrying Value of Series E preferred stock — December 31, 2012	$3,701